Exhibit 3

Part II: Activities of the Broker-Dealer Operator and its Affiliates

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Item 5: <u>Other Products and Services</u>

a. Does the Broker-Dealer Operator offer Subscribers any products or services for the purpose of effecting transactions or submitting, disseminating, or displaying orders and trading interest in the NMS Stock ATS (<u>e.g.,</u> algorithmic trading products that send orders to the ATS, order management or order execution systems, data feeds regarding orders and trading interest in, or executions occurring on, the ATS)?

Yes X No □

If yes, identify the products or services offered, provide a summary of the terms and conditions for use, and list here the applicable Item number in Part III of this form where the use of the product or service is explained. If there is no applicable Item in Part III, explain the use of the product or service with the ATS here.

As used throughout this form, the following terms have the following meanings:

- **Subscriber** – An SEC registered broker/dealer that enters into a Subscriber Agreement with BIDS and meets any other applicable eligibility requirements to participate on the BIDS ATS as described in Part III, Item 2.
- **Sponsored Firm** – A firm that is sponsored by a Subscriber to trade on the BIDS ATS.
- **Sponsor** – A Subscriber that sponsors a Sponsored Firm.
- **Participant** – A Subscriber or Sponsored Firm.
- **Trader –** An individual trading on the BIDS ATS with a Sponsored Firm give-up or a Participant's FIX tag 50 order flow (e.g., algorithmic order flow).
- **Firm order** – Firm orders are executable according to the order specifications.
- **Conditionals** – Conditionals are trading interests that are not executable.
- **Actionable IOI ("AIOI")** – targeted indication of interest sent by a Sponsor to one or more of its Sponsored Firms (Part III, Item 9). An AIOI can be submitted as firm or conditional by the Sponsor.
- **BIDS Trader –** A proprietary front-end user interface that facilitates submission of Firm orders and Conditionals into the BIDS ATS, the Cboe BIDS Europe venue~~, the Cboe BIDS Canada,~~ and/or the Cboe BIDS ~~Japan~~<u>Canada</u> venue as described in Part III, Item 5.
- **BIDS Trader User** – A Sponsored Firm's individual trader using BIDS Trader to trade on the BIDS ATS or elsewhere.

Firm orders and Conditionals are described in Part III, Sections 7 and 9.

As described in Part III, Item 5, BIDS makes available to all Participants a proprietary front-end user interface called BIDS Trader that facilitates submission of Firm orders and Conditionals into the BIDS ATS, the Cboe BIDS Europe venue, ~~the Cboe BIDS Canada venue,~~ and the Cboe BIDS ~~Japan~~<u>Canada</u> venue. BIDS does not restrict the use of BIDS Trader by a Participant other than requiring that a Participant using BIDS Trader must have been approved by a Sponsor, and the Sponsor must set risk limits for the Sponsored Firm. b. If yes to Item 5(a), are the terms and conditions of the services or products required to be identified in Item 5(a) the same for all Subscribers and the Broker-Dealer Operator? Yes X No If no, identify and explain any differences. c. Does any Affiliate of the Broker-Dealer Operator offer Subscribers, the Broker-Dealer Operator, or both, any products or services for the purpose of effecting transactions or submitting, disseminating, or displaying orders or trading interest in the NMS Stock ATS? Yes No X If yes, identify the products or services offered, provide a summary of the terms and conditions for use, and list here the applicable Item number in Part III of this form where the use of the product or service is explained. If there is no applicable item in Part III, explain the use of the product or service with the ATS here. d. If yes to Item 5(c), are the terms and conditions of the services or products required to be identified in Item 5(c) the same for all Subscribers and the Broker-Dealer Operator? Yes No If no, identify and explain any differences. Item 6: Activities of Service Providers a. Does any employee of the Broker-Dealer Operator or its Affiliate that services both the operations of the NMS Stock ATS and any other business unit or any Affiliate of the Broker-Dealer Operator (“shared employee”) have access to confidential trading information on the NMS Stock ATS? Yes X No If yes, identify the business unit, Affiliate, or both that the shared employee services, and provide a summary of the role and responsibilities of the shared employee at the ATS and the business unit, Affiliate, or both that the shared employee services. The following categories of BIDS ATS personnel service the ATS as well as the Cboe BIDS Europe business unit operated by Cboe Europe, and the Cboe BIDS Canada business unit operated by Cboe Canada, and the Cboe BIDS Japan business unit operated by Cboe Japan.. Cboe Europe, Cboe Canada, and Cboe JapanCanada are Affiliates of the ATS: • ATS Sales Support • ATS Integration Desk • ATS Operations • Developers on Call

• ATS Analytics and Reporting • System Engineering See Part II, Item 7 for a description of the roles and responsibilities of these categories of BIDS ATS personnel. The BIDS ATS personnel in these categories perform the same roles and responsibilities for the ATS as well as for Cboe BIDS Europe, Cboe BIDS Canada, and Cboe BIDS JapanCanada. b. Does any entity, other than the Broker-Dealer Operator, support the services or functionalities of the NMS Stock ATS (“service provider”) that are required to be explained in Part III of this form? Yes X No If yes, both identify the service provider and provide a summary of the role and responsibilities of the service provider in response to the applicable Item number in Part III of this form, as required. List the applicable Item number here. If there are services or functionalities that are not applicable to Part III, identify the service provider, the services and functionalities, and also provide a summary of the role and responsibilities of the service provider here. BOFA Securities, Inc. (“BOFA”) provides the services described in Part III, Item 22 - Clearance and Settlement. BIDS Trading Technologies, Inc. (“BTT”), an affiliate of BIDS Trading L.P. (“BIDS”) provides technology and operational services and support to the BIDS ATS. These services range from design and development work to implementation, testing, and assistance with the day-to-day operations of the BIDS ATS software. As noted in Part II, Item 7, employees of BTT are treated as if they are employees of BIDS for regulatory and confidentiality purposes. As noted in Part III, Item 23, the BIDS ATS uses Redline Trading Solutions, Inc., a third-party vendor, to consolidate market data feeds from national securities exchanges and securities information processors (“SIPs”) to produce the national best bid and offer (“synthetic NBBO”) used by the BIDS ATS to calculate the prices used for executions and invitations. Transaction prices are validated using the SIP NBBO (see Part III, Item 11). The data centers used by the BIDS ATS are provided by Equinix, Inc. (“Equinix”), a third-party vendor. Equinix operates both: (i) the Equinix NY4 New York IBX Data Center, which hosts the servers that operate the BIDS ATS, and (ii) the Equinix CH4 Chicago IBX Data Center, which serves as the backup host for the BIDS ATS. Equinix provides server space, power, security, environmental controls, and connectivity services to the BIDS ATS as described in Part III, Item 6. c. If yes to Item 6(b), does the service provider, or any of its Affiliates, use the NMS Stock ATS services? Yes No X If yes, identify the service provider, or the Affiliate as applicable, and the ATS services that the service provider or its Affiliates use.

d. If yes to Item 6(c), are the services that the NMS Stock ATS offers and provides to the entity required to be identified in Item 6(c) the same for all Subscribers?

Yes☐ No☐

If no, identify and explain any differences.

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Part III: Manner of Operation

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Item 5: <u>Means of Entry</u>

a. Does the NMS Stock ATS permit orders and trading interest to be entered directly into the ATS (<u>e.g.,</u> via Financial Information eXchange ("FIX") protocol, Binary)?

Yes X No ☐

If yes, explain the protocol that can be used to directly enter orders and trading interest into the ATS.

Participants can access the BIDS ATS directly using version 4.2 of the FIX protocol through a dedicated point of entry, or "gateway," that is part of the BIDS ATS. Through these FIX connections, Participants can send their algorithmic flow, route client orders, or submit manual Firm orders, Conditionals, and AIOIs using front-end interfaces to the BIDS ATS.

b. If yes to Item 5(a), are the protocols required to be identified in Item 5(a) the same for all Subscribers and the Broker-Dealer Operator?

Yes X No ☐

If no, identify and explain any differences.

c. Are there any other means for entering orders and trading interest into the NMS Stock ATS (<u>e.g.,</u> smart order router, algorithm, order management system, sales desk)?

Yes X No☐

If yes, identify and explain the other means for entering orders and trading interest, indicate whether the means are provided through the Broker-Dealer Operator, either by itself or through a third-party contracting with the Broker-Dealer Operator, or through an Affiliate of the Broker-Dealer Operator, and list and provide a summary of the terms and conditions for entering orders or trading interest into the ATS through these means.

BIDS makes available to all Participants a proprietary front-end user interface called BIDS Trader. BIDS Trader is a desktop application developed for Participants to manage and deliver:

(i) U.S. equity Firm orders and Conditionals into the BIDS ATS; (ii) equity EU Conditionals into the Cboe BIDS Europe venue; and/or (iii) equity Canadian Firm orders and Conditionals into the Cboe BIDS Canada venue; and/or (iv) equity Japanese Firm orders and Conditionals into the Cboe BIDS Japan venue.. BIDS Trader integrates with a Participant’s OMS or EMS to automatically synchronize the Participant’s OMS/EMS blotter with the BIDS Trader blotter. All of the functionalities of BIDS Trader are made available to all Participants. To use BIDS Trader, a Participant must install software on the desktop computer of any BIDS Trader User. BIDS does not restrict the use of BIDS Trader by a Participant other than requiring that a Participant using BIDS Trader must have been approved by a Sponsor, and the Sponsor must set risk limits for the Sponsored Firm. A BIDS Trader User can represent trading interest in the BIDS ATS as a Conditional for a potential match or deliver Firm orders to trade in the BIDS ATS. BIDS Trader also allows for message delivery between the BIDS ATS and each BIDS Trader User, such as invitations to trade or status of the execution (as described in Part III, Item 9), as well as a view of the BIDS Trader User’s inventory of executions and of Firm orders and Conditionals represented in the BIDS ATS. BIDS Trader provides functionality that allows a BIDS Trader User to manually change price, minimum execution size requirements and other order attributes that are otherwise managed with FIX tags on automated orders delivered via a FIX connection. Apart from transmitting Firm orders and Conditionals to the BIDS ATS, BIDS Trader was adapted to also manage equity EU Conditionals for the Cboe BIDS Europe venue, and equity Canadian Firm orders and Conditionals for the Cboe BIDS Canada venue, and equity Japanese Firm orders and Conditionals into the Cboe BIDS Japan venue.. From a single BIDS Trader interface, a BIDS Trader User can submit Firm orders and Conditionals to the BIDS ATS, EU Conditionals to the Cboe BIDS Europe venue, and Canadian Firm orders and Conditionals to the Cboe BIDS Canada venue, and equity Japanese Firm orders and Conditionals into the Cboe BIDS Japan venue. BIDS Trader allows BIDS Trader Users to respond to invitations from either venue. BIDS Trader also provides the sole means by which Sponsored Firms can receive and respond to AIOIs submitted through the BIDS ATS by Sponsors (as described in Part III, Item 9). Sponsors submit AIOIs through the BIDS ATS via a FIX connection. BIDS can configure Sponsored Firms using BIDS Trader with access to any or all of the BIDS ATS, the Cboe BIDS Europe venue, the Cboe BIDS Canada, or the Cboe BIDS JapanCanada venue. The specification details regarding the integration of BIDS Trader with a Participant’s OMS/EMS vary from vendor to vendor. The integrations are implemented using OMS/EMS-specific FIX or non-FIX transactions. For example, some vendors require integration via a web services interface which is considered non-FIX. Integration communication is done via controlled network connections to ensure that the full quantity needed to support the Firm order is solely committed to the BIDS ATS and not concurrently committed elsewhere so as to avoid over-execution. BIDS Trader offers functionality that, to the extent used, is designed to streamline a BIDS Trader User’s interaction with the BIDS ATS. All such functionality is sited in the user interface and a BIDS Trader server facility. Further, the use of BIDS Trader to transmit a Firm order or

Conditional to the BIDS ATS does not in any way result in that Firm order or Conditional receiving priority or otherwise affect how the BIDS ATS prioritizes these versus other Firm orders or Conditionals (e.g., there is no preference to Firm orders or Conditionals received from a BIDS Trader User). BIDS Trader is not required for Sponsored Firms to access the BIDS ATS, and BIDS Trader can be used without accessing the BIDS ATS (e.g., to access Cboe BIDS Europe, Cboe BIDS Canada, or Cboe BIDS JapanCanada). BIDS does not offer or maintain any additional means for entering orders or trading interest into the BIDS ATS, such as a proprietary smart order router or trading algorithms. d. If yes to Item 5(c), are the terms and conditions required to be identified in Item 5(c)the same for all Subscribers and the Broker-Dealer Operator? Yes X No If no, identify and explain any differences. * * * * * Item 11: Trading Services, Facilities and Rules a. Provide a summary of the structure of the NMS Stock ATS marketplace (e.g., crossing system, auction market, limit order matching book) and explain the means and facilities for bringing together the orders of multiple buyers and sellers on the NMS Stock ATS. The BIDS ATS operates a single limit order matching book during regular market hours (9:30 a.m. ET to 4:00 p.m. ET unless there is an early close due to a holiday, in which case the close is 1:00 p.m. ET) (see Part III, Item 4 Hours of Operation). The BIDS ATS generally trades all NMS stocks listed on a national securities exchange that are eligible for trading on the BIDS ATS on that day. BIDS may, in its sole discretion, stop trading certain symbols from time to time for, among other reasons, the purpose of remaining below the volume thresholds for (i) classification as an “SCI Entity” under Regulation SCI and (ii) certain regulatory requirements as set forth in Rules 301(b)(3) and (5) of Regulation ATS. The BIDS ATS matching engine anonymously identifies potential counterparties based on the Firm orders and Conditionals that have been submitted by Participants into the BIDS ATS. The interaction of the Firm orders and Conditionals in the BIDS ATS matching engine is determined according to the rules discussed in Item 11(c) below. The BIDS ATS establishes all execution prices using the NBBO (see Part III, Item 23 for a discussion of the NBBO) at the time of the execution. Neither the AIOI message nor the response interact with other Firm orders or Conditionals in the BIDS ATS order book. AIOI acceptances only interact with the initiating AIOI message. Participants may submit Firm orders and Conditionals to the BIDS ATS using various methods of access as discussed in Part III, Item 5. Firm orders and Conditionals may be submitted beginning 6:15 a.m. ET on trading days through 4:00 p.m. ET on trading days. b. Are the means and facilities required to be identified in Item 11(a) the same for all Subscribers and the Broker-Dealer Operator? Yes X No If no, identify and explain any differences. c. Explain the established, non-discretionary rules and procedures of the NMS Stock ATS, including order interaction rules for the priority, pricing methodologies, allocation, matching, and execution of orders and trading interest, and other procedures governing trading, such as price improvement functionality, price protection mechanisms, short sales, locked-crossed markets, the handling of execution errors, and the time-stamping of orders and executions. The BIDS ATS matches Firm orders and Conditionals based on the pricing methodologies, Firm order and Conditional attributes, and priority rules set forth below. AIOIs are bi-laterally negotiated and neither the AIOI message nor the response interact with other Firm orders or Conditionals in the BIDS ATS order book. AIOI acceptances only interact with the initiating AIOI message. Continuous Matching Open Firm orders and Conditionals that are already entered into the BIDS ATS are referred to as “passive.” A new Firm order or Conditional entering the BIDS ATS book that is matchable against one or more of those passive Firm orders or Conditionals is called “aggressive.” The fill priority in the BIDS ATS is determined by the aggressive Firm order or Conditional. Traders may select “price/volume/time” or “volume/price/time” fill priorities with the default as price/volume/time. Where the fill priority of the aggressive Firm order or Conditional is “price/volume/time”, the matching sequence is the best price, and then volume and then time, except that a Sponsored Firm’s passive Firm order or Conditional will have priority in the matching sequence over Subscribers’ passive Firm orders or Conditionals at the same price. If the fill priority of the aggressive Firm order or Conditional is “volume/price/time”, then the matching sequence is highest volume, and then price and then time. In all cases, the fill priorities of the passive Firm orders or Conditionals are not taken into consideration. As discussed below and in Part III, Item 7, certain Firm orders and Conditionals may use

Intra-firm Priority to designate a specified source as part of its priority designation. Aggressive Firm orders and Conditionals engage in the following matching sequences: 1. A Firm order goes through: (i) the automatching cycle, then (ii) the invitation cycle. a. The automatching cycle compares the aggressive Firm order with passive Firm orders. b. The invitation cycle compares the Firm order with passive Conditionals, which require an invitation and firm-up for execution. 2. A Conditional only goes through the invitation cycle. a. The invitation cycle compares the Conditional with passive Firm orders as well as Conditionals. Following an automatch, a Firm order that has remaining unexecuted volume that is greater than the Firm order’s minimum volume setting will remain eligible for execution at that remaining volume with the original minimum volume. Otherwise, the BIDS ATS will set the minimum volume to the unexecuted volume or cancel the Firm order, based on the default setting established by the Trader. At any time that a Firm order or Conditional (or the portion of its volume) is tied to an invitation, the volume tied to the invitation is committed to the intended contra. As a result, that Firm order or Conditional (or the portion of its volume that is committed) is not eligible to trade/interact with other contras while the invitation is active. For example, a Firm order that has an outstanding invitation to a Conditional cannot automatch with another contra Firm order that is placed in the BIDS ATS while the invitation is pending. Any Firm orders or Conditionals not subject to an outstanding invitation continue to be available for the matching and trading process. Invitations and trades can also occur between two resting Firm orders or Conditionals. For example, a Firm order to buy and a Firm order to sell can be resting on the BIDS ATS order book with pricing terms that would match at a price outside of the current NBBO, but these two Firm orders are not permitted to match on the BIDS ATS because they are outside the NBBO. If the NBBO subsequently moves to a level that would permit the two Firm orders to match, then a trade can occur. In this case, there was no “aggressive” Firm order, and the BIDS ATS performs the same trading and invitation process as for Opening and Re-opening. Dual Conditional Treatment As discussed in Part III, Item 9, the BIDS ATS supports “Dual Conditionals” in its matching process. Where a Dual Conditional has aggressive status, it goes through the invitation cycle once using its AFU terms. If it is not involved in an invitation, the Dual Conditional will go through the cycles a second time, using its RFU terms.

If a Dual Conditional is passive, its priority relative to other passive Firm orders and Conditionals is dictated by its AFU terms. Once it is selected to interact with the aggressive Firm order or Conditional but fails to create an invitation, it is re-prioritized against the remaining passive Firm orders and Conditionals using its RFU terms and has the chance to interact with the same aggressive Firm order or Conditional a second time. NBBO Validation The BIDS ATS screens the NBBO immediately prior to allowing the trading and/or invitation cycles to proceed for the following: 1. Crossed market - if the NBBO is crossed, then the BIDS ATS does not permit executions or invitations in the symbol. 2. Locked market - if the NBBO is locked, then the BIDS ATS will not (i) execute a trade if a Trader on either side of the potential trade has disabled trading at locked markets or (ii) create invitations. Traders have the option of setting their trading preference to prohibit trading in locked markets. 3. Wide spread - if the spread of the SIP NBBO exceeds the pre-set maximum spread permitted by the BIDS ATS, no trading nor invitation will occur. BIDS establishes a maximum spread that applies to all securities eligible to trade on the BIDS ATS. BIDS may adjust the permitted maximum spread at any time at its discretion without notifying the Participants. As described in Part III, Item 9, BIDS Trader provides messaging capabilities that allow for bi-lateral negotiation and executions resulting from AIOI messaging. Any resulting trades may execute at, within, or outside the NBBO as agreed to by both parties to the trade. Executions outside the NBBO would initiate an ISO. (See Part III, Items 9 and 23.) Tradeable Price The BIDS ATS makes all pricing determinations with reference to the NBBO calculated in accordance with the description in Part III, Item 23 below. In a single transaction, using the NBBO at the time and the Firm order and Conditional requirements, Firm orders and Conditionals considered for automatching and/or invitation are affixed a “tradeable price” for the scope of that transaction. To establish the tradeable price, the BIDS ATS reviews the pricing terms (limit price, if present, Price Protection (i.e., peg type), and peg offset) of the Firm order or Conditional and determines the most aggressive price (i.e., the highest price for buy Firm orders and Conditionals and the lowest price for sell Firm orders and Conditionals) at which it would trade. The resulting price is the tradeable price in the BIDS ATS. Price Determination and Price Improvement The BIDS ATS determines the trade price during the trading and invitation cycles as follows:

1. Calculate the two tradeable prices 2. Determine the candidate trade price (see below for “candidate trade price” discussion) 3. Validate the candidate trade price The BIDS ATS establishes the candidate trade price by determining the price at which two Firm orders or Conditionals can interact at that time. The candidate trade price is the price equal or closest to the NBBO midpoint that does not exceed the tradeable prices of the Firm orders, Conditionals, or AIOI involved. Once the candidate trade price is determined, the BIDS ATS then validates if this candidate trade price can be used at that time. To validate the candidate trade price, the BIDS ATS reviews for any restrictions, including regulatory restrictions, that would prevent a trade at that candidate trade price at that time. Pursuant to the validation process, the candidate trade price is unusable (and thus no trading/invitation will occur) if: 1. it is outside the current limit-up/limit-down (LULD) restriction – not applicable to AIOIs. 2. the sell Firm order, Conditional, or AIOI is a non-exempted short, a regulatory short sale restriction is in effect, and the candidate trade price is equal to the national best bid (NBB). 3. it is outside the current SIP NBBO, which can happen if the candidate trade price is calculated using the synthetic NBBO rather than the SIP NBBO. This check is not performed for an AIOI that can execute outside the NBBO. a. As discussed in Part III, Item 23 Market Data, the BIDS ATS uses a synthetic NBBO (so long as the data is available), but always validates the transaction price using the SIP NBBO. Effective Time for Prioritization A Firm order or Conditional in the BIDS ATS is assigned an effective time by the BIDS ATS when it is accepted in the BIDS ATS. The BIDS ATS updates this effective time to the time of any cancel-and-replace action if the action involves a material change to the Firm order or Conditional. Material changes causing a new time stamp include changes to any price, volume, and short sale terms. Changes in short sale terms refers to short sale restrictions imposed by regulators pursuant to applicable rules and regulations. All timestamps are assigned by the BIDS ATS matching engine, using the system time when the events take place. Delaying Cancellation of IOCs As discussed in Part III, Item 7, Traders can designate a TIF on Firm orders, Conditionals, and AIOIs, and Firm orders and firm AIOIs can be designated as immediate or cancel (“IOC”). Automated Firm orders often are designated as IOC, which is effective for automatching but not meaningful in invitation interactions because an IOC Firm order needs to rest in the order book for at least a very brief time period (at least 1 millisecond) to allow any invited contra Conditional time to respond. Without this time period, an IOC Firm order would be limited to interacting only with Firm orders. To facilitate interactions with Conditionals, instead of requiring automated Traders to change their implementations and give up using IOCs on Firm orders, an automated Trader may opt in and allow the BIDS ATS to delay canceling its IOC Firm orders for a duration specified by the Trader. BIDS does not restrict the duration of any delay specified by a Trader; however, the duration is typically tens to hundreds of milliseconds. By opting in for this delay, the IOC Firm order has the rest-on-book time for an invited contra-party to firm-up. The automated Trader may choose to apply such a delay only to firm-up IOCs in response to invitations, or to all its IOC Firm orders. BIDS Trader has no function allowing submission of IOCs or delayed IOCs. The option to delay cancellation is not available for firm AIOIs designated with an IOC TIF. Optional Gateway Rejection of IOCs By default, IOCs enter the BIDS ATS order book and are immediately canceled if there is no matchable trading interest (unless they are delayed as described above). Participants have the option to have IOCs rejected before reaching the BIDS ATS order book for matching (i.e., at the gateway or at the matching engine) at the gateway described above in Part III, Item 5, before entering the BIDS ATS order book, if there is no matchable contra trading interest in the BIDS ATS order book. If a Participant opts into IOC rejection, the BIDS ATS system determines whether there is matchable contra trading interest to the IOC in the order book, first at the gateway described above in Part III, Item 5, and then at the matching engine before the IOC enters the BIDS ATS order book for matching. If the gateway or the matching engine determines that there is no matchable contra trading interest in the order book, the gateway or the matching engine rejects the IOC. The matching engine uses real-time information on the order book, including symbol, side, size, and price to identify potential matchable contra trading interest. In addition, the matching engine provides the gateway real-time information, only on the symbols resting in the order book, which allows the gateway to identify whether there is matchable contra trading interest to the IOC in the order book. Intra-firm Priority The BIDS ATS allows Subscribers to give priority to contra-parties from that Subscriber, subject to the BIDS ATS restrictions preventing wash trades. If enabled and the aggressive Firm order or Conditional is from such a Participant, then the passive Firm orders and Conditionals will be sorted in a way preferencing those from the same source: first by tradeable price, then those from the identified source over others, then by volume, then by effective time (i.e., price/source/volume/time priority). Intra-firm Priority can be set up for Firm orders or Conditionals sent to the general BIDS ATS, or for orders sent to a Hosted Pool. Hosted Pools Hosted Pools, discussed in Part III, Item 14, can be set up as a business arrangement with certain Subscribers and are only available to the Subscribers that set them up. Firm orders and Conditionals from this group of one or more Subscribers can be designated to belong to the Hosted Pool and only interact with Firm orders and Conditionals in the same pool. The matching and trading rules and logic in a Hosted Pool are the same as in the BIDS ATS. Subscriber Risk Management and Controls All Subscribers to the BIDS ATS are registered broker-dealers and are subject to the SEC’s Market Access Rule (Rule 15c3-5 under the Securities Exchange Act of 1934). The BIDS ATS provides Sponsors with tools and functionality that they may use to assist them in complying with these obligations. This includes providing administrative access to Sponsors to allow them to set and manage risk limits for their Sponsored Firms, as well as the ability to suspend sponsorship for specific or all customers or restrict certain types of trades (e.g., short sales). The BIDS ATS will not allow a trade by a Sponsored Firm if it would breach the limit imposed by the Sponsor. Upon request of a Sponsor, the BIDS ATS can configure email alerts to the Sponsor to be sent when risk limits or some high watermarks are exceeded by a Sponsored Firm. If a Firm order or Conditional from a BIDS Trader User exceeds the Sponsor’s risk limit, the BIDS Trader server facility will reduce the size of the Firm order or Conditional to within the permitted limit (so long as the amount is above any minimum volume requirements from the Trader). Treatment of Partially Traded Orders Pursuant to voluntary preference settings, a Trader may direct the BIDS ATS on how to handle any remaining volume that is below its minimum volume requirement but not down to an odd-lot. The remaining volume may be cancelled back, left in the BIDS ATS as an All-or-None order, or processed through the Overtime function. Where the remaining volume is an odd-lot: 1. For BIDS Trader Users, BIDS fills the remaining odd-lot volume automatically at the execution price by the BIDS Trader User. 2. For Sponsored Firms not using BIDS Trader, they can choose between having BIDS fill the odd-lot automatically as for Sponsored Firms using BIDS Trader, or have the BIDS ATS cancel back the odd-lot. 3. For Subscribers, their odd-lots are always cancelled back. Overtime Pursuant to voluntary preference settings, a BIDS Trader User may elect the Overtime function on Firm orders, on an order-by-order basis, upon receipt of an invitation and before firming up. If a BIDS Trader User executes a trade from a Firm order for which it has elected the Overtime function, and the quantity executed on the trade is less than the quantity on the Firm order (an “Overtime Trade”), then the remaining quantity (an “Overtime Order”) may execute against orders in the BIDS ATS in amounts less than the BIDS Trader User’s minimum volume. An Overtime Order retains the time stamp of the corresponding Overtime Trade, and it will remain in effect pursuant to voluntary preference settings for limit price, minimum volume, and time-in-force made by the BIDS Trader User in electing the Overtime function.

Clean Up BIDS Trader Users also have the option of using “clean up” to work remaining volumes, which involves directing BIDS to route the remaining volume to a specified third party trading venue with which the BIDS ATS has connected. Self-crossing Rules The BIDS ATS prevents certain Firm orders or Conditionals from interacting with Firm orders and Conditionals submitted by the same Participant (“self-crossing”). For example, a Sponsored Firm is prevented from matching with itself as a counterparty. In addition, a Subscriber cannot interact with itself if either of the opposing Firm orders or Conditionals are entered with a principal capacity. At the request of a Participant, the BIDS ATS can also prevent a Participant from “self-crossing” with an affiliated Participant, by setting up an explicit block for the pair. The block may apply to all Firm orders and Conditionals of the affiliated Participant, or limited to a specific capacity (i.e., principal or agency). Execution Errors BIDS may, at the request of a Participant or on its own initiative, determine to review any transaction on the BIDS ATS to assess whether it was “clearly erroneous” (i.e., there is an obvious error in any term, such as price, quantity, or identification of the security or a technical issue is identified). If BIDS determines a transaction was clearly erroneous, it may cancel (bust) the cross trade or cancel one side of the cross trade. If BIDS cancels one side of a cross trade, it takes the contra side position of the order in a principal capacity and fills the trade on the BIDS ATS at the execution price of the cross trade. BIDS then covers that position in its error account as soon as is practicable by submitting via FIX Protocol an offsetting order to BOFA, BIDS’ clearing agent. Therefore, the trades to cover the position will both be executed and cleared by BOFA. Allocations The BIDS ATS does not perform any trade allocations. d. Are the established, non-discretionary rules and procedures required to be identified in Item 11(c) the same for all Subscribers and the Broker-Dealer Operator? Yes X No If no, identify and explain any differences.

* * * * * Item 19: Fees a. Identify and describe any fees or charges for use of the NMS Stock ATS services, including the type of fees (e.g., subscription, connectivity), the structure of the fees (e.g., fixed, volume-based, transaction-based), variables that impact the fees (e.g., types of securities traded, block orders, form of connectivity to the ATS), differentiation among types of Subscribers (e.g., broker-dealers, institutional investors, retail) and range of fees (e.g., high and low). BIDS offers Subscribers a structured transaction-based fee model that sets forth the fee for each share executed on the BIDS ATS. BIDS charges fees to Subscribers only (including when acting as a Sponsor); fees are not directly billed to Sponsored Firms. The specific fees for a particular Subscriber are determined based on disclosed, objective criteria: (i) means of access; (ii) the type of order; and (iii) the total volume of executions during the calendar month. Within this fee structure, BIDS distinguishes fees between direct access by a Subscriber and sponsored access provided by a Subscriber on behalf of a customer (Sponsored Firm). BIDS applies its access fee model to all Subscribers and charges the same rate to all similarly situated Subscribers. As a result, any Subscriber that meets the criteria for a specified fee rate will be charged the same fee as another Subscriber that also meets the same criteria. BIDS makes its rates and corresponding qualifications for the rates available to all Subscribers. Any changes to these rates are provided to Subscribers in advance of the effective date of the change. BIDS’ application of its fee rates is governed by its Subscriber Agreement, the terms of which are materially the same for every Subscriber. The fees for the BIDS ATS range from $0.0003 to $0.005 per share executed on the BIDS ATS or filled from odd-lots or routed Firm orders. BIDS charges Subscribers a monthly fee for order entry ports of $100 per port, subject to a monthly cap of $1,000 per Subscriber. BIDS does not offer rebates or other forms of credit against the applicable fees. Executions resulting from AIOIs are charged to the Sponsor at regular Subscriber rates unless the AIOI message has a “principal” capacity, in which case the Sponsor leg of the execution is not charged a fee. BIDS does not charge fees for executions on orders that the Subscriber has categorized as originating from retail flow. BIDS passes through certain regulatory fees and connectivity fees, including applicable tax billed to BIDS for Subscribers connecting through third party providers. b. Identify and describe any fees or charges for use of the NMS Stock ATS services that are bundled with the Subscriber’s use of non-ATS services or products offered by the Broker-Dealer Operator or its Affiliates, including a summary of the bundled services and products, the structure of the fee, variables that impact the fee, differentiation among types of Subscribers, and range of fees. Not applicable.

c. Identify and describe any rebate or discount of fees or charges required to be identified in Items 19(a) and 19(b), including the type of rebate or discount, structure of the rebate or discount, variables that impact the rebate or discount, differentiation among types of Subscribers, and range of rebate or discount. BIDS does not offer fee rebates. In addition, BIDS adheres to its fee structure by charging each similarly situated Subscriber the same fees and does not offer